Share-based payments - Vesting period of shares granted under share purchase plan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($) EquityInstruments	Dec. 31, 2020 MXN ($) EquityInstruments	Dec. 31, 2019 MXN ($) EquityInstruments	Dec. 31, 2018 EquityInstruments
Share-based payments
Compensation expense recorded in the consolidated statement of operations | $	$ 89,464	$ 75,040	$ 49,659
Forfeited during the year	(551,732)	(327,217)
Share purchase plan
Share-based payments
Shares outstanding	4,490,421	5,805,311	5,115,191	3,553,295
Compensation expense recorded in the consolidated statement of operations | $	$ 89,464	$ 75,040	$ 49,659
Forfeited during the year	(551,732)	(327,217)	(173,090)
Share purchase plan | Vesting / Exercisable within one year
Share-based payments
Shares outstanding	2,408,277
Share purchase plan | Vesting / Exercisable within two years
Share-based payments
Shares outstanding	1,485,802
Share purchase plan | Vesting / Exercisable within three years
Share-based payments
Shares outstanding	596,342